Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Loss for the period	$ (30,159)	$ (24,315)
Depreciation	237	237
Share-based compensation expense	412	1,649
Finance income	(7,760)	(6,049)
Finance expense	538	534
Movement of expected credit loss	(45)	(1)
Foreign exchange loss/(gain)	58	(232)
Movement in working capital	812	1,119
Cash flows used in operating activities	(35,907)	(27,058)
Finance expense paid	(700)	(466)
Finance income received	4,768	2,273
Net cash used in operating activities	(31,839)	(25,251)
Cash flows from/(used in) investing activities
Purchase of other financial assets	0	(54,000)
Purchase of property, plant and equipment	(24)	(76)
Proceeds from sale of other financial assets	25,000	0
Proceeds from redemptions and disposals of marketable securities	18,828	0
Cash flows from/(used in) investing activities	43,804	(54,076)
Cash flows used in financing activities
Payment of lease liability	(245)	(163)
Net increase/(decrease) in cash and cash equivalents	11,720	(79,490)
Cash and cash equivalents at the beginning of the period	78,420	165,955
Impact of foreign exchange on cash and cash equivalents	(81)	(26)
Cash and cash equivalents at the end of the period	$ 90,059	$ 86,439